Acquisitions (Tables)	6 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Consideration Transferred and Assets and Liabilities of Acquisition
A summary of the fair value of consideration transferred for this acquisition and the fair value of the assets and liabilities at the date of acquisition is as follows (amounts in thousands):

Consideration transferred:
Shares of the Company's common stock on closing market price at issuance	$1,760
Notes issued to sellers	2,250
Total consideration transferred	$4,010

Purchase allocation:
Goodwill	$1,591
Intangible assets	3,012
Other Assets	799
Total liabilities	(1,392)
$4,010
The preliminary allocation of the purchase price to the underlying net assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date is as follows (amounts in thousands):

Goodwill	$7,589
Intangible assets	5,500
Total liabilities	(1,990)
$11,099